Employee benefits expenses	12 Months Ended
Mar. 31, 2021
Disclosure Of Employee Benefit Expense [Abstract]
Employee benefits expenses	Employee benefits expenses

(EUR thousand)		For the financial year ended March 31
Employee benefits expenses	Note	2021	2020	2019
Salaries and bonuses		(52,413)	(105,436)	(95,118)
Social security charges		(11,502)	(21,012)	(20,398)
Social costs		(1,003)	(2,588)	(2,448)
Defined benefit plans	29	(1,169)	(1,199)	(652)
Other personnel expenses		(350)	(1,651)	(3,472)
Total		(66,437)	(131,886)	(122,088)
For further detail regarding key management personnel remuneration, including pension obligations and other remuneration, please refer to Note 42.
Post-employment benefits
The Group offers its employees’ pension plans and other post-employment benefit plans. The specific features of these plans (benefit formulas, fund investment policy and fund assets held) vary depending on the applicable laws and regulations in each country where the employees work. The employee benefits are accounted for in accordance with the revised IAS 19.
Commitments regarding retirement pension and family pension for employees in Switzerland and Norway are secured externally through a defined benefit plan and accounted for accordingly. For employees in Austria, Korea, Italy, Turkey and France the commitment relates a severance benefit paid at retirement, as governed by local law. For employees in Australia the commitment regards long service leave plans, as governed by local law.

(EUR thousand)	As of March 31
	2021	2020	2019
Balance sheet obligations for:
Pension benefits liability	7,020	7,619	5,062
Long service leave	536	343	—
Income statement (credit) charge for:
Pension benefits	1,106	1,155	(341)
Long service leave	199	76	—
Other comprehensive income:
Remeasurements of post employment benefit obligations	(52)	2,162	(428)
The table below reconciles the net obligation in respect of the Group’s pension plans and other post-employment benefit plans with the amounts recognized in the consolidated financial statements.

(EUR thousand)	For the financial year ended March 31
Changes in the present value of defined benefit obligation	2021	2020	2019
Defined benefit obligation as of April 1	16,939	12,822	12,620
Current service cost	721	1,202	1,224
Interest expense	99	166	128
Contributions by employees	1,473	838	1,101
(Gain)/loss from change in demographic assumptions	—	—	43
(Gain)/loss from change in financial assumptions	(130)	1,915	(439)
Experience (gains)/loss	94	211	(44)
Benefits paid	(1,369)	(884)	(1,036)
Settlements	23	(3)	(1,206)
Exchange differences	(701)	671	431
Defined benefit obligation as of March 31	17,149	16,939	12,822

(EUR thousand)	For the financial year ended March 31
Changes in the fair value of plan assets	2021	2020	2019
Opening balance fair value of plan assets	9,320	7,760	7,213
Acquisition of subsidiary
Interest income	28	79	53
Return on plan assets (excluding amounts included in net interest expense)	16	(36)	(12)
Contributions by employer	684	714	717
Contributions by employees	1,473	838	1,101
Benefits paid	(981)	(575)	(919)
Settlements	—	—	(668)
Exchange differences	(410)	540	275
Closing balance fair value of plan assets as of March 31	10,130	9,320	7,760

(EUR thousand)	For the financial year ended March 31
Amounts recognized in the income statement	2021	2020	2019
Current service cost	721	1,202	1,224
Interest cost	71	87	75
Administrative cost	—	—	(667)
Effect of any curtailments/settlements (+/-)	23	(3)	(1,206)
Unrealized FX impact	291	(131)	233
Total net periodic cost (income)	1,106	1,155	(341)
The expected charge to the income statement relating to post-employment plans for the financial year ending March 31, 2022 amounts to EUR1.3 million (EUR1.5 million for the financial year ended March 31, 2021, EUR1.2 million for the financial year ended March 31, 2020).
Actuarial valuations of the Group’s benefit obligations were computed by the Group with assistance from external actuaries as of March 31, 2021, 2020 and 2019. These calculations were based on the following financial and demographic assumptions:

(%)
As of March 31, 2021
	Austria	Switzerland	France	Italy	Korea	Turkey
Discount rate	0.40%	0.20%	0.40%	0.30%	2.00%	12.50%
Inflation rate	—	1.00%	—	1.50%	—	—
Future salary increases	3.00%	1.50%	2.00%	—	2.00%	15.00%
Future pension increases	—	—	—	—	—	—

(%)
As of March 31, 2020
	Austria	Switzerland	France	Italy	Korea	Turkey
Discount rate	0.90%	0.30%	0.90%	0.80%	2.00%	12.00%
Inflation rate	—	1.00%	—	1.50%	—	—
Future salary increases	3.00%	1.50%	2.00%	—	2.00%	15.00%
Future pension increases	—	—	—	—	—	—

(%)
As of March 31, 2019
	Austria	Switzerland	France	Italy	Korea	Turkey
Discount rate	1.75%	0.90%	1.75%	1.60%	2.30%	16.00%
Inflation rate	—	1.00%	0.00%	1.50%	0.00%	0.00%
Future salary increases	3.00%	1.50%	2.00%	0.00%	2.00%	15.00%
Future pension increases	—	—	—	—	—	—
Assumptions regarding future mortality experience are set based on actuarial advice in accordance with published statistics and experience in each territory. Mortality assumptions for the Group´s most significant country, Switzerland, are based on the mortality table BVG 2020 as of financial years ended March 31, 2021, and BVG 2015 as of financial years ended March 31, 2020 and 2019 for future and current retirees.

(Retirement age)
As of March 31, 2021
	Austria	Switzerland	France	Italy	Korea	Turkey
Retirement age:
- Male	62	65	64	67	60	Individual
- Female	62	64	62	67	60	Individual

(Retirement age)
As of March 31, 2020
	Austria	Switzerland	France	Italy	Korea	Turkey
Retirement age:
- Male	62	65	64	67	60	Individual
- Female	62	64	62	67	60	Individual

(Retirement age)
As of March 31, 2019
	Austria	Switzerland	France	Italy	Korea	Turkey
Retirement age:
- Male	62	65	64	67	60	Individual
- Female	62	64	62	67	60	Individual

Maturity profile of the post-employment benefit plan	Austria	Switzerland	France	Italy	Korea	Turkey
Duration in years	12.10	20.50	16.40	9.80	12.10	13.30
Expected contributions as of March 31, 2021 in EUR thousands	—	694	—	—	—	—

Maturity profile of the post-employment benefit plan	Austria	Switzerland	France	Italy	Korea	Turkey
Duration in years	13.50	20.90	16.40	10.20	12.90	13.20
Expected contributions as of March 31, 2020 in EUR thousands	—	725	—	—	—	—

Maturity profile of the post-employment benefit plan	Austria	Switzerland	France	Italy	Korea	Turkey
Duration in years	13.80	19.90	16.40	9.50	13.20	10.50
Expected contributions as of March 31, 2019 in EUR thousands	—	699	—	—	—	—
The table below shows the fair value of plan assets relating to the Group’s pension and other post-employment plans, split by asset category:

(EUR thousands)	As of March 31
	2021		2020		2019
Plan assets are comprised as follows:	Value	%	Value	%	Value	%
Equity instruments	—	0.0%	—	0.0%	62	0.7%
Debt instruments	—	0.0%	—	0.0%	116	1.4%
Euroland bonds	—	0.0%	—	0.0%	61	0.7%
Hold to maturity bonds	—	0.0%	—	0.0%	149	1.8%
Property	—	0.0%	—	0.0%	44	0.5%
Other assets	—	0.0%	—	0.0%	54	0.6%
Alternative investments	—	0.0%	—	0.0%	—	0.0%
Insurance contracts	10,130	100.0%	9,320	100.0%	7,843	94.3%
Total	10,130	100%	9,320	100%	8,329	100%
The pension plans in Switzerland are the only funded plans in the Group.
The tables below summarizes the percentage change in the Net defined benefit obligation as of March 31, as a result of sensitizing each of the metrics (discount rate, salary growth rate, and actuarial basis (mortality)) on a country-level:

(%)
As of March 31, 2021
Sensitivity analysis	Austria	Switzerland	France	Italy	Korea	Turkey
Discount rate - decrease by 0.5%	+6.2%	+11.0%	+8.6%	+5.1%	+6.2%	+6.2%
Discount rate - increase by 0.5%	(5.8%)	(9.4%)	(7.8%)	(4.7%)	(5.7%)	(5.7%)
Salary growth rate - decrease by 0.5%	(5.7%)	(1.1%)	(7.7%)	(4.4%)	(5.6%)	(5.5%)
Salary growth rate - increase by 0.5%	+6.0%	+1.2%	+8.4%	+4.7%	+6.0%	+6.0%
Actuarial basis (mortality) (10.0)%	—	+1.7%	—	—	—	—
Actuarial basis (mortality) 10.0%	—	(1.6%)	—	—	—	—

(%)
As of March 31, 2020
Sensitivity analysis	Austria	Switzerland	France	Italy	Korea	Turkey
Discount rate - decrease by 0.5%	+6.9%	+11.2%	+8.6%	+5.3%	+6.6%	+6.1%
Discount rate - increase by 0.5%	-6.4%	-9.6%	-7.7%	-4.8%	-6.1%	-5.6%
Salary growth rate - decrease by 0.5%	-6.3%	-1.4%	-7.7%	-4.6%	-6.0%	-5.5%
Salary growth rate - increase by 0.5%	+6.7%	+1.4%	+8.4%	+5.0%	+6.5%	+5.9%
Actuarial basis (mortality) (10.0)%	—	+1.6%	—	—	—	—
Actuarial basis (mortality) 10.0%	—	-1.5%	—	—	—	—

(%)
As of March 31, 2019
Sensitivity analysis	Austria	Switzerland	France	Italy	Korea	Turkey
Discount rate - decrease by 0.5%	+7.2%	+10.6%	+8.5%	+4.9%	+6.8%	+4.7%
Discount rate - increase by 0.5%	-6.7%	-9.1%	-7.7%	-4.5%	-6.2%	-4.4%
Salary growth rate - decrease by 0.5%	-6.6%	-1.4%	-7.7%	-4.3%	-6.1%	-4.4%
Salary growth rate - increase by 0.5%	+7.1%	+1.5%	+8.4%	+4.6%	+6.6%	+4.7%
Actuarial basis (mortality) (10.0)%	—	+1.4%	—	—	—	—
Actuarial basis (mortality) 10.0%	—	-1.2%	—	—	—	—
The employer contributions to post-employment benefit plans are as of March 31, 2021 EUR0.7 million (EUR0.7 million as of March 31, 2020, EUR0.7 million as of March 31, 2019).

(EUR thousand)	As of March 31
Position of the post-employment benefit plan	2021	2020	2019
Present value of defined benefit obligation	17,149	16,939	12,822
Fair value of plan assets	(10,130)	(9,320)	(7,760)
Deficit in the plan	7,019	7,619	5,062
Experience adjustments on defined benefit obligation	(94)	(211)	44
Commitments regarding retirement pension and family pension for employees in Sweden are secured through an insurance policy with Alecta. This is a defined benefit plan that includes several employers. The pension plan according to the supplementary pensions for salaried employees, ITP (industrins tilläggspension) which is secured by insurance policies with Alecta, is reported as a defined contribution plan. Please note that the related liabilities and assets amounting to EUR2.5 million as of March 31, 2021 (EUR2.0 million as of March 31, 2020, EUR2.1 million as of March 31, 2019) are presented under “Other long-term liabilities” (Note 27) and “Other non-current receivables” (Note 17), respectively.
Other pension provisions are related to pension plans for senior management. The plans have been treated as defined contribution plans. Commitments regarding endowment insurances were secured through three insurance policies with Danica, Skandia and SEB. Please note that the receivables related to these insurance policies are presented under “Other non-current receivables” (Note 17).
As of March 31, 2019, the DBN defined benefit pension plan in Norway was terminated, meaning the Group bears no further risk associated to the plan.